Expense Example - (Eaton Vance Income Opportunities ETF) - Eaton Vance Income Opportunities ETF	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 166